UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1685

Name of Registrant: Vanguard Morgan Growth Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2012

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments
As of June 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (95.3%)[1]
Consumer Discretionary (16.2%)
	Starbucks Corp.	1,738,058	92,673
*	Amazon.com Inc.	351,663	80,302
	Comcast Corp. Class A	2,234,624	71,441
	Coach Inc.	1,175,486	68,742
*	Dollar Tree Inc.	1,103,790	59,384
*	Bed Bath & Beyond Inc.	924,184	57,115
	Omnicom Group Inc.	1,072,409	52,119
*	O'Reilly Automotive Inc.	609,123	51,026
	TJX Cos. Inc.	1,162,175	49,892
	PetSmart Inc.	660,478	45,031
	Yum! Brands Inc.	693,026	44,645
	Lowe's Cos. Inc.	1,403,166	39,906
	News Corp. Class A	1,763,852	39,316
	Ralph Lauren Corp. Class A	271,935	38,087
	Ross Stores Inc.	607,465	37,948
*	priceline.com Inc.	53,490	35,545
*	Lululemon Athletica Inc.	583,180	34,775
*,^ ITT Educational Services Inc.		547,526	33,262
	NIKE Inc. Class B	374,946	32,913
*	LKQ Corp.	832,641	27,810
*	BorgWarner Inc.	373,697	24,511
*	Michael Kors Holdings Ltd.	557,375	23,321
^	Buckle Inc.	574,456	22,731
*	Discovery Communications Inc.	432,415	21,660
	Harley-Davidson Inc.	466,700	21,342
	Tractor Supply Co.	236,740	19,664
*	CarMax Inc.	747,025	19,378
	McDonald's Corp.	217,700	19,273
	Starwood Hotels & Resorts Worldwide Inc.	362,400	19,222
	Gentex Corp.	893,865	18,655
	Tim Hortons Inc.	281,235	14,804
*	Sirius XM Radio Inc.	7,857,285	14,536
	Home Depot Inc.	252,500	13,380
*	Urban Outfitters Inc.	482,630	13,316
*	Discovery Communications Inc. Class A	244,400	13,198
*,^ Tesla Motors Inc.		381,265	11,930
	Wyndham Worldwide Corp.	219,600	11,582
*	DIRECTV Class A	210,900	10,296
*	Imax Corp.	427,120	10,264
	CBS Corp. Class B	281,600	9,231
	DeVry Inc.	277,625	8,598
	Dick's Sporting Goods Inc.	164,300	7,886
	Chico's FAS Inc.	527,545	7,829
*	AutoZone Inc.	19,400	7,123
	Gap Inc.	253,700	6,941
	Limited Brands Inc.	138,300	5,882
	Advance Auto Parts Inc.	83,500	5,696
	Comcast Corp.	179,700	5,643
	Service Corp. International	447,920	5,541

*	Deckers Outdoor Corp.	124,180	5,465
	Garmin Ltd.	141,990	5,437
	News Corp. Class B	194,700	4,385
*	Steven Madden Ltd.	137,400	4,362
	Las Vegas Sands Corp.	100,000	4,349
	PVH Corp.	43,200	3,361
	VF Corp.	10,000	1,334
	DISH Network Corp. Class A	36,400	1,039
	Target Corp.	5,300	308
			1,415,405
Consumer Staples (8.5%)
	Coca-Cola Co.	1,849,041	144,577
	Philip Morris International Inc.	1,547,736	135,055
	Wal-Mart Stores Inc.	1,386,109	96,640
	Costco Wholesale Corp.	937,641	89,076
	Whole Foods Market Inc.	707,393	67,429
	Mead Johnson Nutrition Co.	663,338	53,405
	CVS Caremark Corp.	1,000,643	46,760
	Estee Lauder Cos. Inc. Class A	649,111	35,130
*	Monster Beverage Corp.	245,976	17,514
	Herbalife Ltd.	358,150	17,309
	Brown-Forman Corp. Class B	90,886	8,802
	Kroger Co.	327,500	7,595
	Beam Inc.	99,900	6,243
*	Green Mountain Coffee Roasters Inc.	252,900	5,508
	Casey's General Stores Inc.	81,634	4,816
	Kellogg Co.	96,900	4,780
	Colgate-Palmolive Co.	19,600	2,040
	PepsiCo Inc.	12,700	897
			743,576
Energy (5.6%)
	Exxon Mobil Corp.	1,007,857	86,242
	Core Laboratories NV	315,964	36,620
*	Concho Resources Inc.	423,787	36,073
	National Oilwell Varco Inc.	546,822	35,237
	Diamond Offshore Drilling Inc.	537,844	31,803
	Valero Energy Corp.	1,217,872	29,412
	Occidental Petroleum Corp.	276,654	23,729
	Oceaneering International Inc.	489,227	23,414
	Noble Energy Inc.	266,241	22,583
*	McDermott International Inc.	1,595,166	17,770
	Cabot Oil & Gas Corp.	446,375	17,587
*,^ InterOil Corp.		217,000	15,125
*	Kodiak Oil & Gas Corp.	1,295,217	10,634
*	Superior Energy Services Inc.	523,030	10,581
*	Continental Resources Inc.	153,200	10,206
*	SandRidge Energy Inc.	1,480,760	9,906
	Ensco plc Class A	205,063	9,632
*	Cameron International Corp.	221,160	9,446
	Schlumberger Ltd.	130,100	8,445
	Williams Cos. Inc.	280,800	8,093
*	Weatherford International Ltd.	556,960	7,034
	HollyFrontier Corp.	186,608	6,612
	Marathon Petroleum Corp.	130,300	5,853
*	Southwestern Energy Co.	178,780	5,708
	Helmerich & Payne Inc.	122,600	5,331

* Tesoro Corp.	212,200	5,296
* Plains Exploration & Production Co.	150,100	5,280
		493,652
Exchange-Traded Fund (0.8%)
2 Vanguard Growth ETF	1,044,900	71,064

Financials (4.0%)
American Express Co.	1,634,682	95,155
American Tower Corporation	929,666	64,993
Goldman Sachs Group Inc.	333,050	31,926
T. Rowe Price Group Inc.	458,690	28,879
Raymond James Financial Inc.	612,100	20,958
* Affiliated Managers Group Inc.	168,250	18,415
Fidelity National Financial Inc. Class A	726,809	13,998
Arthur J Gallagher & Co.	345,480	12,116
Simon Property Group Inc.	64,300	10,009
Allied World Assurance Co. Holdings AG	118,500	9,417
Jefferies Group Inc.	606,083	7,873
Moody's Corp.	188,290	6,882
Discover Financial Services	177,100	6,124
Public Storage	40,100	5,791
US Bancorp	115,600	3,718
Franklin Resources Inc.	25,400	2,819
Digital Realty Trust Inc.	36,900	2,770
* American International Group Inc.	79,100	2,538
Weingarten Realty Investors	90,800	2,392
* Arch Capital Group Ltd.	21,600	857
Ventas Inc.	7,600	480
Equity Residential	6,300	393
		348,503
Health Care (14.4%)
UnitedHealth Group Inc.	2,317,515	135,575
Amgen Inc.	1,375,456	100,463
Abbott Laboratories	1,061,043	68,405
* Biogen Idec Inc.	450,152	64,993
* Express Scripts Holding Co.	1,134,445	63,336
* Celgene Corp.	840,452	53,923
* Intuitive Surgical Inc.	82,685	45,790
Shire plc ADR	522,311	45,122
Allergan Inc.	458,345	42,429
Novo Nordisk A/S ADR	286,292	41,610
* Gilead Sciences Inc.	796,433	40,841
* Edwards Lifesciences Corp.	382,160	39,477
Cooper Cos. Inc.	492,012	39,243
Agilent Technologies Inc.	954,677	37,462
* Watson Pharmaceuticals Inc.	484,400	35,841
* Vertex Pharmaceuticals Inc.	581,160	32,499
* Alexion Pharmaceuticals Inc.	294,210	29,215
* Hologic Inc.	1,537,013	27,728
AmerisourceBergen Corp. Class A	702,066	27,626
Aetna Inc.	619,630	24,023
Cardinal Health Inc.	558,299	23,449
* Catalyst Health Solutions Inc.	235,943	22,047
* Waters Corp.	249,827	19,854
* ResMed Inc.	621,080	19,378
* Life Technologies Corp.	370,481	16,668

* Gen-Probe Inc.	194,360	15,976
* Salix Pharmaceuticals Ltd.	290,490	15,814
* Bruker Corp.	1,060,266	14,112
Zimmer Holdings Inc.	203,327	13,086
Patterson Cos. Inc.	319,900	11,027
Baxter International Inc.	186,900	9,934
* DaVita Inc.	99,707	9,792
McKesson Corp.	101,100	9,478
* MEDNAX Inc.	137,596	9,431
* Cerner Corp.	108,654	8,981
Humana Inc.	81,300	6,296
Perrigo Co.	51,400	6,062
* Mylan Inc.	260,000	5,556
* Warner Chilcott plc Class A	275,300	4,933
* Onyx Pharmaceuticals Inc.	73,600	4,891
* Seattle Genetics Inc.	190,800	4,844
* Human Genome Sciences Inc.	368,700	4,841
HCA Holdings Inc.	140,700	4,282
* Myriad Genetics Inc.	64,890	1,542
* Charles River Laboratories International Inc.	13,900	455
		1,258,330
Industrials (9.8%)
Boeing Co.	1,272,613	94,555
AMETEK Inc.	1,421,789	70,962
Caterpillar Inc.	711,428	60,407
Honeywell International Inc.	805,207	44,963
Precision Castparts Corp.	256,616	42,211
* BE Aerospace Inc.	803,539	35,083
Parker Hannifin Corp.	416,480	32,019
Tyco International Ltd.	559,651	29,578
* IHS Inc. Class A	266,205	28,678
Cummins Inc.	261,922	25,383
General Electric Co.	1,119,313	23,327
* Quanta Services Inc.	811,723	19,538
* TransDigm Group Inc.	134,992	18,129
MSC Industrial Direct Co. Inc. Class A	268,916	17,627
Dover Corp.	301,645	16,171
* United Continental Holdings Inc.	654,600	15,926
Pentair Inc.	403,980	15,464
Union Pacific Corp.	127,500	15,212
* WESCO International Inc.	253,609	14,595
Waste Connections Inc.	440,800	13,189
^ Progressive Waste Solutions Ltd.	669,080	12,659
Flowserve Corp.	106,245	12,192
Fastenal Co.	278,025	11,207
Snap-on Inc.	175,930	10,952
JB Hunt Transport Services Inc.	181,745	10,832
* Hertz Global Holdings Inc.	845,280	10,820
Pall Corp.	181,292	9,937
* Verisk Analytics Inc. Class A	200,100	9,857
FedEx Corp.	100,900	9,243
Landstar System Inc.	176,745	9,141
Chicago Bridge & Iron Co. NV	226,170	8,585
* Stericycle Inc.	92,245	8,456
* MRC Global Inc.	379,215	8,070
Expeditors International of Washington Inc.	207,180	8,028
Lockheed Martin Corp.	86,900	7,567

PACCAR Inc.	180,900	7,090
Textron Inc.	266,100	6,618
United Parcel Service Inc. Class B	77,400	6,096
Corrections Corp. of America	206,564	6,083
* AGCO Corp.	128,200	5,863
3M Co.	64,800	5,806
* Hub Group Inc. Class A	159,219	5,764
UTi Worldwide Inc.	383,081	5,597
* Alaska Air Group Inc.	147,014	5,278
Norfolk Southern Corp.	72,200	5,182
Dun & Bradstreet Corp.	66,600	4,740
* Colfax Corp.	142,920	3,940
Robert Half International Inc.	73,200	2,091
Goodrich Corp.	15,160	1,924
Pitney Bowes Inc.	108,700	1,627
Emerson Electric Co.	8,400	391
Donaldson Co. Inc.	9,000	300
		854,953
Information Technology (32.0%)
* Apple Inc.	917,465	535,800
International Business Machines Corp.	1,126,776	220,375
Microsoft Corp.	6,812,368	208,390
Cisco Systems Inc.	11,076,808	190,189
* EMC Corp.	5,916,303	151,635
* Google Inc. Class A	243,382	141,179
QUALCOMM Inc.	1,632,051	90,873
* Red Hat Inc.	1,235,019	69,754
* Alliance Data Systems Corp.	514,685	69,482
* eBay Inc.	1,495,306	62,818
Altera Corp.	1,651,028	55,871
* VMware Inc. Class A	590,808	53,787
IAC/InterActiveCorp	1,177,235	53,682
Oracle Corp.	1,716,258	50,973
* Baidu Inc. ADR	376,283	43,265
* QLogic Corp.	3,131,334	42,868
Xilinx Inc.	1,168,845	39,238
Avago Technologies Ltd.	1,012,105	36,335
* F5 Networks Inc.	355,759	35,419
* LinkedIn Corp. Class A	310,447	32,991
* Autodesk Inc.	913,823	31,975
Mastercard Inc. Class A	74,040	31,845
* NetApp Inc.	953,023	30,325
* Check Point Software Technologies Ltd.	609,274	30,214
* Salesforce.com Inc.	204,176	28,229
* Citrix Systems Inc.	304,717	25,578
Intuit Inc.	378,600	22,470
Fidelity National Information Services Inc.	594,670	20,266
* VeriFone Systems Inc.	602,481	19,936
* Gartner Inc.	432,029	18,599
* Cognizant Technology Solutions Corp. Class A	304,380	18,263
* BMC Software Inc.	408,025	17,415
Total System Services Inc.	705,500	16,883
* Trimble Navigation Ltd.	347,265	15,978
* Emulex Corp.	2,208,948	15,904
KLA-Tencor Corp.	308,979	15,217
* Symantec Corp.	952,834	13,921
Accenture plc Class A	202,500	12,168

* MICROS Systems Inc.	225,703	11,556
* Facebook Inc. Class A	364,474	11,342
* NCR Corp.	463,695	10,540
* Lam Research Corp.	269,250	10,162
* Teradata Corp.	137,278	9,885
Amphenol Corp. Class A	179,315	9,848
* Fairchild Semiconductor International Inc. Class A	628,172	8,857
* NeuStar Inc. Class A	260,504	8,701
* Rovi Corp.	431,185	8,460
Jabil Circuit Inc.	415,563	8,448
Jack Henry & Associates Inc.	239,440	8,265
* Dell Inc.	629,437	7,881
* Informatica Corp.	182,390	7,726
* Fiserv Inc.	103,300	7,460
Motorola Solutions Inc.	152,857	7,354
* Teradyne Inc.	521,870	7,337
* Nuance Communications Inc.	300,695	7,163
* Compuware Corp.	749,870	6,966
* Atmel Corp.	979,768	6,564
Maxim Integrated Products Inc.	230,700	5,915
* ON Semiconductor Corp.	828,165	5,880
* LSI Corp.	906,000	5,771
* Advanced Micro Devices Inc.	1,004,800	5,758
* Akamai Technologies Inc.	176,400	5,601
FLIR Systems Inc.	271,900	5,302
Visa Inc. Class A	37,200	4,599
* RF Micro Devices Inc.	1,054,775	4,483
* Western Digital Corp.	146,100	4,453
* Polycom Inc.	310,900	3,271
* Riverbed Technology Inc.	197,965	3,197
Intel Corp.	99,600	2,654
* Freescale Semiconductor Ltd.	80,505	825
		2,792,334
Materials (2.8%)
Sherwin-Williams Co.	389,315	51,526
CF Industries Holdings Inc.	240,584	46,611
FMC Corp.	664,978	35,563
* WR Grace & Co.	442,820	22,340
Monsanto Co.	152,500	12,624
Albemarle Corp.	178,240	10,630
Cytec Industries Inc.	139,900	8,204
* Crown Holdings Inc.	236,100	8,143
Praxair Inc.	72,380	7,870
PPG Industries Inc.	69,750	7,402
Allegheny Technologies Inc.	216,042	6,889
Ball Corp.	154,900	6,359
Celanese Corp. Class A	160,600	5,560
International Paper Co.	176,800	5,111
Sealed Air Corp.	288,600	4,456
EI du Pont de Nemours & Co.	30,400	1,537
		240,825
Telecommunication Services (1.2%)
Verizon Communications Inc.	1,631,244	72,493
* Crown Castle International Corp.	525,900	30,849
		103,342
Total Common Stocks (Cost $6,459,617)		8,321,984

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (6.0%)[1]
Money Market Fund (4.7%)
[3,4] Vanguard Market Liquidity Fund	0.148%		412,776,202	412,776

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.2%)
Bank of America Securities, LLC
(Dated 6/29/12, Repurchase Value
$103,501,000, collateralized by Federal
National Mortgage Assn. 3.435%-3.500%,
3/1/26-1/1/40)	0.130%	7/2/12	103,500	103,500

U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.130%	9/26/12	4,000	3,999
[6,7] Federal Home Loan Bank Discount Notes	0.120%	7/27/12	100	100
[5,6] Freddie Mac Discount Notes	0.120%	7/23/12	6,000	5,999
6 United States Treasury Note/Bond	4.250%	9/30/12	500	505
				10,603
Total Temporary Cash Investments (Cost $526,879)				526,879
Total Investments (101.3%) (Cost $6,986,496)				8,848,863
Other Assets and Liabilities-Net (-1.3%)[4]				(111,427)
Net Assets (100%)				8,737,436

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $49,145,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.2% and 4.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $50,199,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $10,300,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific

Morgan Growth Fund

events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,321,984	—	—
Temporary Cash Investments	412,776	114,103	—
Futures Contracts—Assets[1]	4,646	—	—
Futures Contracts—Liabilities[1]	(230)	—	—
Total	8,739,176	114,103	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of

Morgan Growth Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2012	305	103,425	3,307
E-mini S&P 500 Index	September 2012	939	63,683	1,757

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At June 30, 2012, the cost of investment securities for tax purposes was $6,986,496,000. Net unrealized appreciation of investment securities for tax purposes was $1,862,367,000, consisting of unrealized gains of $2,169,375,000 on securities that had risen in value since their purchase and $307,008,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD MORGAN GROWTH FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.